Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 35
Addition	(341)	$ 313	$ (25)
Amortization and usage	(9)	(9)	(5)
Impairment charges	0	0	0
Balance at end of year	177	35
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	35	130	44
Addition	369	98	340
Amortization and usage	(227)	(193)	(254)
Balance at end of year	$ 177	$ 35	$ 130